Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of assets and liabilities measured or disclosed at fair value
For the year ended December 31, 2019, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2019 using
	Total Fair Value at December 31, 2019	Total Fair Value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement —Recurring:
Available-for-sale debt security	146,723	21,075		146,723		10,913
Equity investments with readily determinable fair value	30,743	4,416	30,743			2,853
Equity investments accounted for using fair value option	388,581	55,816			388,581	(102,555)
Fair value measurement—Non-Recurring :
Intangible assets, net	19	3			19	(8,800)
Goodwill	—	—			—	(545,665)
Equity investments accounted for at fair value using measurement alternative	926,926	133,145			926,926	(102,592)

Total assets measured at fair value	1,492,992	214,455	30,743	146,723	1,315,526	(745,846)

For the year ended December 31, 2018, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2018 using
	Total Fair Value at December 31, 2018	Total Fair Value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale debt security	133,448	19,409		133,448		(3,732)
Fair value measurement—Non-Recurring:
Intangible assets, net	465	68			465	(12,767)
Equity investments accounted for at fair value using measurement alternative	559,961	81,443			559,961	281,977

Total assets measured at fair value	693,874	100,920		133,448	560,426	265,478

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs	The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended 2019:

Equity investment accounted for using fair value option
RMB
Balance as of January 1, 2019	—
Addition	497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)

Balance as of December 31, 2019	388,581

Balance as of December 31, 2019 in US$	55,816

Schedule of significant unobservable inputs used in the fair value measurement
The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are pre se
nted below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using fair value option	388,581	Discount cash flow method	• Weighted average cost of capital • Sales growth rate	18% (16.2)%~21.5%